Prepaid charter revenue, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement In Intangible Assets [Roll Forward]
Time charter aquired, gross, beginning balance	$ 33,500	$ 42,500
Time charter aquired, additions	6,000	0	$ 8,500
Write-off of fully amortized asset, cost	(12,500)	(9,000)
Time charter aquired, gross, ending balance	27,000	33,500	42,500
Movement In Accumulated Amortization Of Finite Lived Intangible Assets [Roll Forward]
Time charter aquired, accumulated amortization, beginning balance	(27,136)	(24,526)
Amortization for the period	(8,566)	(11,610)	(20,322)
Write-off of fully amortized asset, accumulated amortization	12,500	9,000
Time charter aquired, accumulated amortization, ending balance	(23,202)	(27,136)	(24,526)
Prepaid Charter Revenue Net [Abstract]
Time charter acquired, net, beginning balance	6,364	17,974
Time charter aquired, additions	6,000	0	8,500
Amortization for the period	(8,566)	(11,610)	(20,322)
Time charter acquired, net, ending balance	$ 3,798	$ 6,364	$ 17,974